PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Telkomsel - Components (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost		Rp 1,449	Rp 1,176	Rp 1,600
Defined benefit plan actuarial gain (loss) - net of tax	$ 256	3,596	2,109	(4,820)
Periodic pension benefit cost
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost		804	840	1,120
Periodic pension benefit cost | Telkomsel
Disclosure of defined benefit plans [line items]
Service costs		(33)	187	213
Net interest cost		175	127	129
Net periodic pension benefit cost		142	314	342
Experience adjustments		190	115	192
Changes in financial assumptions		1,082	499	(774)
Changes in demographic assumptions		313
Return on plan assets (excluding amount included in net interest expense)		(31)	(53)	68
Defined benefit plan actuarial gain (loss) - net of tax		Rp 1,554	Rp 561	Rp (514)
Discount rate	6.50%	6.50%	7.50%	8.25%
Rate of compensation increases	8.00%	8.00%	8.00%	8.00%